SEGMENT REPORTING (Schedule of Segment Reporting Infomation by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues		$ 336,257		$ 319,978		$ 293,072
Cost of product		(67,533)		(57,950)		(53,488)
Salaries		(53,251)		(52,494)		(51,804)
Other segment items	[1]	(144,304)		(143,579)		(129,006)
Operating income (loss)		71,169		65,955		58,774
Assets		115,074		138,496		132,680
Goodwill (Note 9)		39,325	[2]	39,400	[2]	39,510
Expenditures for assets		8,634		9,325		20,025
Depreciation and amortization		14,850		14,779		14,638
Telematics Services [Member]
Segment Reporting Information [Line Items]
Revenues		242,491		234,541		209,558
Cost of product		0		0		0
Salaries		(48,997)		(47,033)		(44,989)
Other segment items	[1]	(124,328)		(122,469)		(108,282)
Operating income (loss)		69,166		65,039		56,287
Assets		88,453		106,355		99,127
Goodwill (Note 9)		33,931		33,940		33,990
Expenditures for assets		8,242		8,837		19,024
Depreciation and amortization		13,471		13,346		13,030
Telematics Products [Member]
Segment Reporting Information [Line Items]
Revenues		93,766		85,437		83,514
Cost of product		(67,533)		(57,950)		(53,488)
Salaries		(4,254)		(5,461)		(6,815)
Other segment items	[1]	(19,976)		(21,110)		(20,724)
Operating income (loss)		2,003		916		2,487
Assets		26,621		32,141		33,553
Goodwill (Note 9)		5,394		5,460		5,520
Expenditures for assets		392		488		1,001
Depreciation and amortization		$ 1,379		$ 1,433		$ 1,608

[1]	Other segment items included in Segment operating income primarily includes salaries, telematics services and products costs that cannot be directly allocated, research and development, Selling and marketing expenses and general and administrative expenses, etc.
[2]	The accumulated amount of goodwill impairment loss as of December 31, 2024, and 2023 was US$ 29.89 million.